Commonwealth Annuity and Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772 508-460-2400 — phone 508-460-2401 — fax	commonwealthannuity.com * 800.782.8380
Commonwealth Annuity and Life Insurance Company
a Goldman Sachs Company

ANNUAL REPORT — 12/31/2009

FOR CONTRACT HOLDERS OF: SCUDDER GATEWAY ADVISOR, SCUDDER GATEWAY ADVISOR II, SCUDDER GATEWAY ELITE, SCUDDER GATEWAY PLUS AND SCUDDER GATEWAY INCENTIVE

March 8, 2010

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Subj:	Separate Account KG
1940 Act Registration Number: 811-7767
	1933 Act Registration Numbers:	333-9965, 333-81019, 333-63091, 333-46716,
333-90539
CIK: 0001019130
Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account KG, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds	896435	February 26, 2010
The Alger American Fund	832566	February 22, 2010
Credit Suisse Trust	941568	February 25, 2010
Dreyfus Investment Portfolios	1056707	February 12, 2010
The Dreyfus Socially Responsible Growth Fund, Inc.	890064	February 12, 2010
DWS Investment VIT Funds	1006373	February 12, 2010
DWS Variable Series I	764797	February 26, 2010
DWS Variable Series II	810573	February 26, 2010
Janus Aspen Series	906185	February 26, 2010

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ SCOTT D. SILVERMAN

Scott D. Silverman
Vice President, General Counsel
and Corporate Secretary

Commonwealth Annuity and Life Insurance Company
132 Turnpike Road, Suite 210 * Southborough, MA 01772